Summary of Significant Accounting Policies (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Fair value of financial instruments
Available-for-sale investments-debt security		¥ 0			¥ 269,736
Gross unrealized gains	¥ 2,498	0
Gross unrealized losses	10,281	0
Impairment charges	¥ 0	0	¥ 0
Fair value of convertible senior notes		4,696,773			4,346,278
Convertible senior notes		¥ 3,854,985		$ 626,475	4,058,181
Recurring
Fair value of financial instruments
Available-for-sale investments- marketable equity securities					254,736
Available-for-sale investments-debt security					15,000
Recurring | Level 1
Fair value of financial instruments
Available-for-sale investments- marketable equity securities					254,736
Recurring | Level 2
Fair value of financial instruments
Available-for-sale investments-debt security					¥ 15,000